Shareholder Report, Holdings (Details) - C000250334	Nov. 30, 2024
Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	38.60%